CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Statement) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue:
Revenue arising from contracts with customers	¥ 477,179	¥ 383,205	¥ 223,775
Other revenue	3,065	125	274
Total revenue	480,244	383,330	224,049
Expenses:
Cost of sales	467,173	369,852	214,786
Total	14,492	14,458	6,757
Total expenses	481,665	384,310	221,543
Operating profit (loss)	(1,421)	(980)	2,506
Other income and expenses
Other income	660	22	437
Other expenses	(236)	(105)	(153)
Total	318	1,457	67
Total	178	39	17
Share of loss of equity-accounted investees, net of tax	(18)	0	0
Listing Expense	0	13,714	0
Profit (loss) before income taxes	(875)	(13,359)	2,840
Income tax expense	958	991	873
Net profit (loss) for the period attributable to owners of the Company	(1,833)	(14,350)	1,967
Other comprehensive income:
Foreign currency translation adjustment	(314)	13	0
Total comprehensive income (loss) for the period attributable to owners of the Company	¥ (2,147)	¥ (14,337)	¥ 1,967
Earnings (loss) per share:
Basic earnings (loss) per share (in Yen per share)	¥ (13.52)	¥ (114.98)	¥ 16.05
Diluted earnings (loss) per share (in Yen per share)	¥ (13.52)	¥ (114.98)	¥ 16.05
Weighted average shares - basic (shares)	135,583,521	124,803,262	122,587,617
Weighted average shares - diluted (shares)	135,583,521	124,803,262	122,587,617